Quarterly Holdings Report
for

Fidelity® Series Investment Grade Bond Fund

November 30, 2020

LIG-QTLY-0121
1.873111.112

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
3% 6/30/22	$20,000,000	$20,744,330
4.1% 2/15/28	7,614,000	8,955,803
4.3% 2/15/30	15,664,000	18,702,123
4.45% 4/1/24	2,655,000	2,971,439
4.5% 3/9/48	46,031,000	56,095,931
4.75% 5/15/46	20,994,000	25,807,458
4.9% 6/15/42	3,728,000	4,663,259
5.55% 8/15/41	6,766,000	8,936,753
6.2% 3/15/40	16,798,000	23,414,865
6.3% 1/15/38	40,737,000	58,254,025
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	33,707,000	35,651,769
3% 3/22/27	6,931,000	7,696,290
4.329% 9/21/28	11,520,000	13,975,104
4.5% 8/10/33	17,268,000	21,996,467
4.862% 8/21/46	18,891,000	25,958,943
5.012% 4/15/49	705,000	998,193
		334,822,752
Entertainment - 0.1%
The Walt Disney Co. 2.65% 1/13/31	25,000,000	27,201,497
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	49,397,000	52,210,645
4.908% 7/23/25	28,398,000	32,871,539
5.375% 5/1/47	56,404,000	71,509,672
5.75% 4/1/48	9,412,000	12,464,336
6.484% 10/23/45	26,013,000	37,090,266
Comcast Corp.:
3.9% 3/1/38	5,928,000	7,292,078
4.65% 7/15/42	14,116,000	19,094,775
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	21,203,191
4.65% 5/15/50	50,307,000	61,736,127
Fox Corp.:
3.666% 1/25/22	3,878,000	4,023,056
4.03% 1/25/24	6,818,000	7,516,422
4.709% 1/25/29	9,867,000	11,929,871
5.476% 1/25/39	9,730,000	13,530,443
5.576% 1/25/49	6,456,000	9,433,233
Time Warner Cable, Inc.:
4% 9/1/21	45,069,000	45,800,399
4.5% 9/15/42	21,984,000	25,330,083
5.5% 9/1/41	15,667,000	19,930,382
5.875% 11/15/40	11,331,000	14,667,105
6.55% 5/1/37	50,619,000	69,775,097
6.75% 6/15/39	13,940,000	19,809,462
7.3% 7/1/38	32,280,000	47,354,454
		604,572,636
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,853,200
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	32,520,000	36,815,892
3.875% 4/15/30 (a)	47,090,000	54,007,050
4.375% 4/15/40 (a)	7,013,000	8,564,907
4.5% 4/15/50 (a)	13,777,000	17,215,050
		133,456,099

TOTAL COMMUNICATION SERVICES		1,100,052,984

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.7% 5/9/23	4,723,000	5,003,627
4.2% 3/1/21	27,410,000	27,559,541
4.25% 5/15/23	10,018,000	10,791,189
4.375% 9/25/21	44,603,000	45,878,598
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	30,649,000	31,648,837
3.125% 5/12/23 (a)	26,699,000	28,205,726
		149,087,518
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	20,655,427
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	9,188,000	10,507,592
3.6% 7/1/30	10,934,000	12,823,867
4.2% 4/1/50	5,533,000	7,077,293
		30,408,752
Household Durables - 0.0%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,597,888
5% 6/15/27	2,921,000	3,458,172
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,759,460
4.875% 11/15/25	28,000	31,605
4.875% 3/15/27	8,584,000	9,839,958
5.625% 1/15/24	717,000	794,974
		19,482,057
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	11,320,000	11,718,615
3% 11/19/24	25,757,000	27,738,921
		39,457,536
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	4,901,301
AutoZone, Inc.:
3.625% 4/15/25	6,224,000	6,932,639
4% 4/15/30	28,926,000	34,042,059
Lowe's Companies, Inc. 4.5% 4/15/30	20,756,000	25,652,063
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	7,700,044
TJX Companies, Inc.:
3.75% 4/15/27	23,100,000	26,746,376
3.875% 4/15/30	42,916,000	51,377,944
		157,352,426

TOTAL CONSUMER DISCRETIONARY		416,443,716

CONSUMER STAPLES - 2.8%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	4,449,000	5,021,713
4.7% 2/1/36	52,011,000	64,636,302
4.9% 2/1/46	67,409,000	87,623,218
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,700,000	18,136,108
4.35% 6/1/40	15,700,000	19,454,918
4.5% 6/1/50	20,000,000	25,046,482
4.6% 6/1/60	15,700,000	20,056,311
4.75% 4/15/58	32,390,000	42,721,443
5.45% 1/23/39	25,203,000	34,331,079
5.55% 1/23/49	57,590,000	82,667,508
5.8% 1/23/59 (Reg. S)	61,052,000	93,169,340
		492,864,422
Food & Staples Retailing - 0.4%
Sysco Corp.:
3.25% 7/15/27	13,314,000	14,701,502
3.3% 2/15/50	16,790,000	17,709,436
5.65% 4/1/25	14,459,000	17,231,593
5.95% 4/1/30	29,689,000	39,200,222
6.6% 4/1/50	27,580,000	42,769,303
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,039,000	1,062,627
		132,674,683
Food Products - 0.0%
General Mills, Inc. 2.875% 4/15/30	3,825,000	4,252,719
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	4,801,000	6,733,544
Kraft Heinz Foods Co.:
4.375% 6/1/46	3,522,000	3,756,503
5.2% 7/15/45	1,666,000	1,963,938
		16,706,704
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	32,845,720
3.875% 9/16/46	21,780,000	23,443,549
4.25% 8/9/42	26,130,000	29,431,257
4.5% 5/2/43	17,568,000	20,196,438
4.8% 2/14/29	26,202,000	31,366,362
5.375% 1/31/44	31,709,000	41,185,079
5.95% 2/14/49	17,400,000	24,737,802
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	56,649,000	58,946,296
4.25% 7/21/25 (a)	25,864,000	29,048,600
Reynolds American, Inc.:
4.45% 6/12/25	12,732,000	14,532,517
5.7% 8/15/35	6,607,000	8,348,682
5.85% 8/15/45	50,684,000	64,758,479
6.15% 9/15/43	11,136,000	14,558,367
7.25% 6/15/37	15,680,000	21,575,395
		414,974,543

TOTAL CONSUMER STAPLES		1,057,220,352

ENERGY - 4.9%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	3,110,640
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	14,216,000	14,584,857
Halliburton Co.:
3.8% 11/15/25	789,000	872,457
4.85% 11/15/35	11,266,000	12,786,793
		31,354,747
Oil, Gas & Consumable Fuels - 4.8%
Alberta Energy Co. Ltd. 8.125% 9/15/30	2,868,000	3,304,509
Amerada Hess Corp.:
7.125% 3/15/33	5,555,000	7,009,427
7.3% 8/15/31	7,267,000	9,045,712
7.875% 10/1/29	2,497,000	3,163,038
Canadian Natural Resources Ltd.:
3.45% 11/15/21	1,429,000	1,457,956
5.85% 2/1/35	12,899,000	15,730,843
Cenovus Energy, Inc. 4.25% 4/15/27	34,405,000	36,668,514
Columbia Pipeline Group, Inc. 4.5% 6/1/25	7,777,000	8,947,861
DCP Midstream LLC:
4.75% 9/30/21 (a)	22,381,000	22,688,739
5.85% 5/21/43 (a)(b)	2,410,000	1,928,000
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	41,565,800
5.6% 4/1/44	1,458,000	1,363,230
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	7,960,820
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	17,416,313
Enable Midstream Partners LP 3.9% 5/15/24 (b)	7,783,000	7,824,385
Enbridge Energy Partners LP 4.2% 9/15/21	26,168,000	26,690,690
Enbridge, Inc.:
4% 10/1/23	15,502,000	16,793,209
4.25% 12/1/26	9,000,000	10,416,546
Energy Transfer Partners LP:
3.75% 5/15/30	13,654,000	14,159,733
4.2% 9/15/23	6,601,000	7,028,030
4.25% 3/15/23	5,605,000	5,899,345
4.5% 4/15/24	6,788,000	7,316,448
4.95% 6/15/28	22,521,000	25,182,178
5% 5/15/50	30,525,000	32,377,734
5.25% 4/15/29	11,043,000	12,497,977
5.8% 6/15/38	12,558,000	13,874,633
6% 6/15/48	8,178,000	9,193,751
6.25% 4/15/49	7,585,000	8,863,803
Exxon Mobil Corp. 3.482% 3/19/30	71,930,000	83,164,785
Hess Corp.:
4.3% 4/1/27	5,092,000	5,498,362
5.6% 2/15/41	7,816,000	9,200,031
5.8% 4/1/47	19,267,000	23,843,673
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,052,000	9,530,967
6.55% 9/15/40	2,324,000	3,085,479
Kinder Morgan, Inc. 5.55% 6/1/45	13,098,000	16,561,313
Marathon Petroleum Corp. 5.125% 3/1/21	21,582,000	21,827,154
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (b)(c)	13,630,000	13,631,984
4.5% 7/15/23	9,847,000	10,674,393
4.8% 2/15/29	5,907,000	6,948,672
4.875% 12/1/24	15,019,000	17,039,540
5.5% 2/15/49	17,721,000	22,028,553
Occidental Petroleum Corp.:
2.7% 8/15/22	7,632,000	7,519,810
2.9% 8/15/24	25,222,000	23,519,515
3.125% 2/15/22	2,043,000	2,037,790
3.2% 8/15/26	3,393,000	2,988,215
3.5% 8/15/29	10,687,000	9,351,125
4.3% 8/15/39	1,558,000	1,285,350
4.4% 8/15/49	1,559,000	1,266,688
5.55% 3/15/26	28,220,000	28,175,130
6.45% 9/15/36	24,570,000	24,012,261
6.6% 3/15/46	53,949,000	52,735,148
7.5% 5/1/31	40,626,000	42,708,083
Petrobras Global Finance BV:
5.093% 1/15/30	34,564,000	37,973,739
7.25% 3/17/44	14,821,000	18,373,408
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	18,903,223
5.95% 1/28/31	5,726,000	5,322,138
6.35% 2/12/48	13,566,000	11,363,645
6.49% 1/23/27	38,273,000	38,273,000
6.5% 3/13/27	37,289,000	37,230,736
6.75% 9/21/47	95,358,000	82,103,238
6.84% 1/23/30	147,293,000	143,765,333
6.95% 1/28/60	19,817,000	16,993,078
7.69% 1/23/50	124,733,000	114,785,543
Phillips 66 Co.:
3.7% 4/6/23	2,495,000	2,669,430
3.85% 4/9/25	3,215,000	3,596,554
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	7,818,776
3.6% 11/1/24	6,687,000	6,981,302
3.65% 6/1/22	27,720,000	28,471,805
3.85% 10/15/23	25,000,000	26,362,332
4.65% 10/15/25	23,040,000	25,218,334
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,960,000	11,480,712
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	42,700,000	49,819,203
Southwestern Energy Co. 6.45% 1/23/25 (b)	13,262,000	13,527,240
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	7,311,000	7,785,748
The Williams Companies, Inc.:
3.5% 11/15/30	45,511,000	50,387,545
3.7% 1/15/23	18,610,000	19,656,226
4.55% 6/24/24	90,947,000	102,165,312
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	5,447,000	5,993,777
3.95% 5/15/50 (a)	17,552,000	19,398,520
Valero Energy Corp.:
2.7% 4/15/23	8,736,000	9,081,125
2.85% 4/15/25	5,025,000	5,277,633
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	4,980,970
4.65% 7/1/26	8,954,000	9,158,868
4.75% 8/15/28	6,312,000	6,532,920
Williams Partners LP:
3.9% 1/15/25	6,023,000	6,647,584
4.3% 3/4/24	18,081,000	19,841,440
4.5% 11/15/23	8,697,000	9,605,129
		1,792,548,811

TOTAL ENERGY		1,823,903,558

FINANCIALS - 17.5%
Banks - 6.7%
Bank of America Corp.:
3.004% 12/20/23 (b)	101,991,000	107,145,865
3.3% 1/11/23	24,341,000	25,817,689
3.419% 12/20/28 (b)	32,593,000	36,675,968
3.5% 4/19/26	28,726,000	32,576,824
3.864% 7/23/24 (b)	7,284,000	7,902,476
3.95% 4/21/25	43,026,000	48,251,327
4% 1/22/25	14,494,000	16,216,382
4.1% 7/24/23	35,942,000	39,346,526
4.183% 11/25/27	3,728,000	4,301,838
4.2% 8/26/24	41,416,000	46,336,590
4.25% 10/22/26	45,120,000	52,657,894
4.45% 3/3/26	10,553,000	12,315,920
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.9484% 7/20/22 (a)(b)(c)	4,154,000	4,186,790
Barclays Bank PLC 10.179% 6/12/21 (a)	945,000	990,139
Barclays PLC:
2.852% 5/7/26 (b)	42,733,000	45,361,090
3.25% 1/12/21	24,010,000	24,082,073
4.375% 1/12/26	34,752,000	39,668,639
4.836% 5/9/28	3,148,000	3,582,068
5.088% 6/20/30 (b)	44,892,000	52,904,212
5.2% 5/12/26	41,312,000	47,747,170
BNP Paribas SA 2.219% 6/9/26 (a)(b)	40,110,000	41,796,435
BPCE SA 4.875% 4/1/26 (a)	3,984,000	4,643,282
CIT Group, Inc. 3.929% 6/19/24 (b)	6,715,000	7,084,997
Citigroup, Inc.:
2.7% 10/27/22	17,775,000	18,514,761
2.75% 4/25/22	25,000,000	25,777,811
2.9% 12/8/21	20,972,000	21,467,583
3.142% 1/24/23 (b)	22,396,000	23,068,007
3.352% 4/24/25 (b)	27,281,000	29,568,859
4.05% 7/30/22	11,452,000	12,124,958
4.075% 4/23/29 (b)	14,005,000	16,314,005
4.125% 7/25/28	3,728,000	4,353,415
4.3% 11/20/26	9,646,000	11,160,964
4.4% 6/10/25	71,128,000	81,457,714
4.412% 3/31/31 (b)	57,587,000	69,473,177
4.45% 9/29/27	48,296,000	56,637,832
4.5% 1/14/22	1,723,000	1,804,905
4.6% 3/9/26	10,087,000	11,803,451
5.3% 5/6/44	5,127,000	7,220,632
5.5% 9/13/25	18,506,000	22,274,895
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	32,329,000	33,704,850
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	14,950,000	16,340,362
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,643,000	42,997,539
Discover Bank 4.2% 8/8/23	35,498,000	38,852,819
Fifth Third Bancorp 8.25% 3/1/38	13,121,000	22,161,308
HSBC Holdings PLC:
4.25% 3/14/24	12,994,000	14,248,203
4.95% 3/31/30	7,768,000	9,659,201
5.25% 3/14/44	560,000	755,186
Huntington Bancshares, Inc. 7% 12/15/20	4,856,000	4,867,294
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,267,000	7,936,056
5.71% 1/15/26 (a)	66,519,000	75,405,776
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	55,000,000	59,682,663
2.956% 5/13/31 (b)	23,105,000	25,137,043
3.25% 9/23/22	53,888,000	56,738,840
3.797% 7/23/24 (b)	69,237,000	75,005,801
3.875% 9/10/24	56,148,000	62,558,303
4.125% 12/15/26	61,839,000	72,280,339
NatWest Markets PLC 2.375% 5/21/23 (a)	46,436,000	48,308,764
Rabobank Nederland 4.375% 8/4/25	42,555,000	48,631,893
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	24,822,000	26,799,726
4.8% 4/5/26	20,881,000	24,495,560
5.125% 5/28/24	55,246,000	61,650,067
6% 12/19/23	48,200,000	54,747,809
6.1% 6/10/23	47,686,000	53,306,860
6.125% 12/15/22	83,360,000	91,606,821
Societe Generale 4.25% 4/14/25 (a)	3,837,000	4,223,197
Synchrony Bank 3% 6/15/22	2,150,000	2,221,867
UniCredit SpA 6.572% 1/14/22 (a)	29,947,000	31,664,460
Wells Fargo & Co.:
2.406% 10/30/25 (b)	24,506,000	25,805,068
3.196% 6/17/27 (b)	34,559,000	38,201,636
4.478% 4/4/31 (b)	77,500,000	94,371,542
5.013% 4/4/51 (b)	114,738,000	163,446,251
Westpac Banking Corp. 4.11% 7/24/34 (b)	20,547,000	23,328,155
		2,525,756,422
Capital Markets - 4.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	34,170,499
4.25% 2/15/24	24,489,000	26,942,111
Ares Capital Corp.:
3.875% 1/15/26	65,900,000	69,238,281
4.2% 6/10/24	48,934,000	52,051,932
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	58,126,000	61,324,540
3.75% 3/26/25	31,994,000	35,509,196
3.8% 6/9/23	46,298,000	49,827,341
3.869% 1/12/29 (a)(b)	19,608,000	22,198,758
4.194% 4/1/31 (a)(b)	52,365,000	61,709,406
4.55% 4/17/26	1,588,000	1,860,857
Deutsche Bank AG 4.5% 4/1/25	70,869,000	75,768,482
Deutsche Bank AG New York Branch:
3.15% 1/22/21	18,975,000	19,033,064
3.3% 11/16/22	50,117,000	52,208,982
4.1% 1/13/26	4,496,000	4,950,902
5% 2/14/22	49,324,000	51,567,799
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	164,410,000	168,016,534
3.2% 2/23/23	87,089,000	92,196,660
3.272% 9/29/25 (b)	104,473,000	113,886,921
3.8% 3/15/30	82,860,000	96,873,048
4.25% 10/21/25	32,884,000	37,755,968
6.75% 10/1/37	31,825,000	48,705,398
Moody's Corp.:
3.25% 1/15/28	12,370,000	13,997,120
4.875% 2/15/24	11,615,000	13,087,113
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1458% 7/22/22 (b)(c)	1,907,000	1,916,111
3.125% 1/23/23	54,983,000	58,093,017
3.125% 7/27/26	7,974,000	8,905,062
3.622% 4/1/31 (b)	54,679,000	63,610,255
3.625% 1/20/27	8,956,000	10,234,159
3.737% 4/24/24 (b)	163,561,000	175,843,682
3.75% 2/25/23	55,561,000	59,553,408
3.875% 4/29/24	2,362,000	2,610,532
4.1% 5/22/23	24,196,000	26,206,279
4.431% 1/23/30 (b)	23,749,000	28,926,056
4.875% 11/1/22	45,005,000	48,637,286
5% 11/24/25	50,969,000	60,744,860
5.75% 1/25/21	29,144,000	29,374,529
State Street Corp. 2.825% 3/30/23 (b)	3,707,000	3,829,121
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	31,807,040
		1,813,172,309
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	33,555,000	34,335,675
3.5% 5/26/22	8,945,000	9,199,839
4.125% 7/3/23	23,327,000	24,729,353
4.45% 4/3/26	16,892,000	18,179,596
4.875% 1/16/24	27,051,000	29,134,892
6.5% 7/15/25	19,270,000	22,272,983
Ally Financial, Inc.:
1.45% 10/2/23	11,838,000	12,066,762
3.05% 6/5/23	50,233,000	52,964,154
4.625% 3/30/25	10,429,000	11,852,294
5.125% 9/30/24	11,402,000	13,076,821
5.8% 5/1/25	27,438,000	32,547,226
8% 11/1/31	13,840,000	19,825,188
Capital One Financial Corp.:
2.6% 5/11/23	39,980,000	41,912,403
3.65% 5/11/27	72,123,000	81,910,543
3.8% 1/31/28	34,245,000	39,331,869
Discover Financial Services:
3.75% 3/4/25	20,000,000	21,954,777
3.85% 11/21/22	39,487,000	42,058,501
3.95% 11/6/24	17,423,000	19,308,606
4.1% 2/9/27	2,471,000	2,815,351
4.5% 1/30/26	25,399,000	29,179,116
5.2% 4/27/22	17,870,000	18,964,635
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	105,690,000
5.085% 1/7/21	15,830,000	15,869,575
5.584% 3/18/24	33,908,000	36,408,715
5.596% 1/7/22	32,750,000	33,691,563
Synchrony Financial:
2.85% 7/25/22	8,438,000	8,715,936
3.75% 8/15/21	12,933,000	13,145,482
3.95% 12/1/27	42,034,000	46,617,247
4.25% 8/15/24	13,018,000	14,292,542
4.375% 3/19/24	29,366,000	32,269,978
5.15% 3/19/29	45,267,000	54,184,747
Toyota Motor Credit Corp. 2.9% 3/30/23	42,183,000	44,630,584
		983,136,953
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	38,096,732
3.85% 2/1/25	22,346,000	24,191,891
3.875% 8/15/22	17,670,000	18,376,948
4.05% 7/1/30	26,564,000	29,970,900
4.125% 6/15/26	25,594,000	28,405,908
4.125% 5/15/29	28,249,000	32,189,511
Equitable Holdings, Inc. 3.9% 4/20/23	5,754,000	6,209,815
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	33,993,000	36,290,477
Pine Street Trust I 4.572% 2/15/29 (a)	31,229,000	36,926,546
Pine Street Trust II 5.568% 2/15/49 (a)	31,271,000	39,918,215
Voya Financial, Inc. 3.125% 7/15/24	15,086,000	16,272,237
		306,849,180
Insurance - 2.6%
AIA Group Ltd.:
3.2% 9/16/40 (a)	18,698,000	19,956,749
3.375% 4/7/30 (a)	39,186,000	43,870,879
American International Group, Inc.:
2.5% 6/30/25	63,800,000	68,514,998
3.3% 3/1/21	11,928,000	11,984,539
3.4% 6/30/30	63,800,000	72,725,912
3.875% 1/15/35	29,736,000	35,899,734
4.875% 6/1/22	27,610,000	29,430,701
Five Corners Funding Trust II 2.85% 5/15/30 (a)	50,958,000	56,100,029
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	24,484,000	30,010,028
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	26,141,852
4.75% 3/15/39	9,822,000	13,278,159
4.8% 7/15/21	13,850,000	14,088,879
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	37,673,000	40,983,481
MetLife, Inc. 3.048% 12/15/22 (b)	21,302,000	22,400,952
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	151,424,000	151,676,878
3% 1/10/23 (a)	15,204,000	16,033,781
Pacific LifeCorp 5.125% 1/30/43 (a)	32,228,000	38,922,961
Pricoa Global Funding I 5.375% 5/15/45 (b)	28,973,000	31,642,289
Prudential Financial, Inc.:
3.935% 12/7/49	13,921,000	16,900,485
4.5% 11/16/21	695,000	722,766
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	12,400,000	14,415,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	39,626,084
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	10,865,000	12,251,553
Unum Group:
3.875% 11/5/25	25,368,000	27,824,895
4% 6/15/29	24,228,000	27,606,306
4.5% 3/15/25	37,120,000	41,362,739
5.75% 8/15/42	41,569,000	50,669,229
		955,041,858

TOTAL FINANCIALS		6,583,956,722

HEALTH CARE - 2.1%
Biotechnology - 0.1%
AbbVie, Inc.:
3.25% 10/1/22	15,000,000	15,660,094
3.45% 3/15/22	25,461,000	26,320,532
		41,980,626
Health Care Providers & Services - 1.0%
Anthem, Inc. 3.3% 1/15/23	23,355,000	24,734,689
Centene Corp.:
3.375% 2/15/30	21,905,000	22,959,069
4.25% 12/15/27	25,155,000	26,774,102
4.625% 12/15/29	39,085,000	42,852,794
4.75% 1/15/25	20,010,000	20,624,907
Cigna Corp.:
3.05% 10/15/27	17,500,000	19,460,019
4.375% 10/15/28	32,914,000	39,552,085
4.8% 8/15/38	20,493,000	26,708,371
4.9% 12/15/48	20,474,000	28,208,099
CVS Health Corp.:
3% 8/15/26	3,494,000	3,848,049
3.625% 4/1/27	9,782,000	11,108,711
3.7% 3/9/23	5,864,000	6,273,131
4.1% 3/25/25	27,691,000	31,359,896
4.78% 3/25/38	33,481,000	42,435,117
HCA Holdings, Inc. 4.75% 5/1/23	75,000	81,944
Toledo Hospital:
5.325% 11/15/28	11,480,000	13,326,136
6.015% 11/15/48	22,754,000	27,163,989
		387,471,108
Pharmaceuticals - 1.0%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	46,388,000	53,078,806
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	5,485,000	5,622,674
5.272% 8/28/23 (b)	17,308,000	18,804,536
5.9% 8/28/28 (b)	7,291,000	8,558,176
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	53,066,500
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,897,000	4,898,714
2.8% 7/21/23	15,491,000	15,220,992
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	26,969,000	27,304,019
3.95% 6/15/26	38,227,000	43,615,294
Viatris, Inc.:
1.125% 6/22/22 (a)	16,006,000	16,149,102
1.65% 6/22/25 (a)	5,144,000	5,297,856
2.7% 6/22/30 (a)	26,152,000	27,733,608
3.85% 6/22/40 (a)	11,393,000	12,833,393
4% 6/22/50 (a)	19,674,000	22,412,852
Zoetis, Inc. 3.25% 2/1/23	33,824,000	35,635,333
		350,231,855

TOTAL HEALTH CARE		779,683,589

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	15,580,000	17,352,679
BAE Systems PLC 3.4% 4/15/30 (a)	11,875,000	13,406,868
The Boeing Co.:
5.04% 5/1/27	15,531,000	17,789,263
5.15% 5/1/30	15,531,000	18,232,038
5.705% 5/1/40	15,530,000	19,603,815
5.805% 5/1/50	15,500,000	20,476,805
5.93% 5/1/60	15,530,000	21,096,889
		127,958,357
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	562,000	643,734
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	6,309,890
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	11,478,000	11,794,962
4.25% 4/15/26 (a)	8,740,000	9,082,505
4.375% 5/1/26 (a)	13,980,000	14,433,910
5.25% 5/15/24 (a)	20,991,000	22,421,417
		57,732,794
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	7,478,000	7,661,726
3% 9/15/23	5,123,000	5,311,055
3.375% 6/1/21	13,887,000	14,049,019
3.375% 7/1/25	33,735,000	35,578,942
3.75% 2/1/22	27,062,000	27,810,029
3.875% 4/1/21	18,569,000	18,712,350
4.25% 2/1/24	30,862,000	33,200,466
4.25% 9/15/24	21,001,000	22,665,877
		164,989,464
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	3,341,000	3,825,445

TOTAL INDUSTRIALS		361,459,684

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	24,109,000	26,674,393
5.85% 7/15/25 (a)	6,711,000	7,985,635
6.02% 6/15/26 (a)	8,322,000	10,102,323
6.1% 7/15/27 (a)	12,320,000	15,096,552
6.2% 7/15/30 (a)	10,663,000	13,542,823
		73,401,726
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	36,826,000	38,455,952
Software - 0.2%
Oracle Corp.:
2.8% 4/1/27	31,398,000	34,549,628
3.6% 4/1/40	31,590,000	36,862,449
		71,412,077
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	1,713,000	1,826,257

TOTAL INFORMATION TECHNOLOGY		185,096,012

MATERIALS - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 4.125% 4/15/21 (a)	564,000	570,714
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	8,936,000	9,918,960
4.5% 8/1/47 (a)	7,237,000	8,874,371
		19,364,045
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	28,550,717
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	22,137,260
3.85% 2/1/23	10,817,000	11,506,281
4.5% 12/1/28	20,395,000	24,310,346
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	9,119,849
5% 7/1/25	17,769,000	20,256,716
Duke Realty LP:
3.25% 6/30/26	318,000	353,769
3.625% 4/15/23	23,763,000	25,207,768
3.75% 12/1/24	9,068,000	10,014,441
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	8,148,427
3.5% 8/1/26	7,811,000	8,808,756
Healthpeak Properties, Inc.:
3.25% 7/15/26	3,144,000	3,504,605
3.5% 7/15/29	3,594,000	4,063,364
Highwoods/Forsyth LP 3.2% 6/15/21	286,000	288,553
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	48,899,229
Lexington Corporate Properties Trust:
2.7% 9/15/30	9,405,000	9,729,362
4.4% 6/15/24	8,452,000	9,191,563
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	33,134,000	34,263,955
4.375% 8/1/23	32,463,000	34,966,042
4.5% 1/15/25	14,849,000	16,086,708
4.5% 4/1/27	74,033,000	81,588,819
4.75% 1/15/28	36,570,000	40,922,042
4.95% 4/1/24	7,995,000	8,668,688
5.25% 1/15/26	31,863,000	35,606,762
Realty Income Corp. 3.25% 1/15/31	5,362,000	6,068,103
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	6,133,140
5% 12/15/23	4,492,000	4,725,591
Retail Properties America, Inc.:
4% 3/15/25	32,398,000	32,538,512
4.75% 9/15/30	50,933,000	51,395,484
Simon Property Group LP:
2.45% 9/13/29	8,537,000	8,728,461
3.375% 12/1/27	23,093,000	25,344,775
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	13,645,175
4.25% 2/1/26	16,356,000	17,452,565
Store Capital Corp.:
2.75% 11/18/30	10,084,000	10,179,183
4.625% 3/15/29	9,743,000	11,134,596
Ventas Realty LP:
3% 1/15/30	43,597,000	46,336,080
3.125% 6/15/23	6,954,000	7,309,409
3.5% 2/1/25	8,762,000	9,659,367
4% 3/1/28	12,591,000	14,235,217
4.125% 1/15/26	8,982,000	10,283,667
4.75% 11/15/30	53,358,000	64,637,289
VEREIT Operating Partnership LP:
2.2% 6/15/28	4,085,000	4,109,154
2.85% 12/15/32	5,025,000	5,146,152
3.4% 1/15/28	8,338,000	9,022,922
Weingarten Realty Investors 3.375% 10/15/22	4,880,000	5,012,812
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	7,875,903
4% 2/1/25	32,062,000	35,327,857
4.6% 4/1/24	2,875,000	3,186,318
		905,681,754
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	34,906,000	36,115,508
3.95% 11/15/27	24,749,000	25,860,680
4.1% 10/1/24	30,631,000	32,227,115
4.55% 10/1/29	31,499,000	34,243,780
CBRE Group, Inc. 4.875% 3/1/26	4,233,000	4,959,388
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,135,465
Mack-Cali Realty LP:
3.15% 5/15/23	43,093,000	42,780,406
4.5% 4/18/22	7,492,000	7,389,366
Mid-America Apartments LP 4% 11/15/25	447,000	505,572
Post Apartment Homes LP 3.375% 12/1/22	4,831,000	5,035,429
Tanger Properties LP:
3.125% 9/1/26	16,163,000	16,133,738
3.75% 12/1/24	20,842,000	21,265,930
3.875% 12/1/23	11,362,000	11,565,855
3.875% 7/15/27	8,715,000	8,727,036
		247,945,268

TOTAL REAL ESTATE		1,153,627,022

UTILITIES - 1.5%
Electric Utilities - 0.7%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,985,213
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	19,893,200
Duke Energy Corp. 2.45% 6/1/30	14,856,000	15,809,848
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	7,078,000	7,228,790
5.9% 12/1/21 (a)	17,215,000	17,994,365
Entergy Corp. 2.8% 6/15/30	15,246,000	16,573,478
Eversource Energy 2.8% 5/1/23	32,099,000	33,658,161
Exelon Corp.:
4.05% 4/15/30	9,268,000	10,989,171
4.7% 4/15/50	4,127,000	5,570,627
FirstEnergy Corp.:
4.25% 3/15/23	68,802,000	72,598,818
7.375% 11/15/31	31,029,000	42,329,891
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	12,463,665
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	16,464,566
		281,559,793
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	6,090,000	7,823,747
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	7,080,000	7,158,156
		14,981,903
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21	6,375,000	6,437,073
3.55% 6/15/26	9,377,000	10,475,038
The AES Corp.:
3.3% 7/15/25 (a)	45,861,000	50,023,344
3.95% 7/15/30 (a)	39,983,000	45,335,924
		112,271,379
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	4,303,000	4,960,758
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	16,110,980
5.95% 6/15/41	17,565,000	25,082,472
NiSource, Inc. 2.95% 9/1/29	47,860,000	52,587,983
Puget Energy, Inc.:
4.1% 6/15/30 (a)	17,963,000	20,331,258
5.625% 7/15/22	1,783,000	1,898,753
6% 9/1/21	28,119,000	29,230,171
Sempra Energy:
2.875% 10/1/22	9,886,000	10,229,016
6% 10/15/39	1,481,000	2,123,218
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (b)(c)	14,096,000	11,897,404
		174,452,013

TOTAL UTILITIES		583,265,088

TOTAL NONCONVERTIBLE BONDS
(Cost $12,736,239,423)		14,064,072,772

U.S. Government and Government Agency Obligations - 30.2%
U.S. Treasury Inflation-Protected Obligations - 7.0%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$112,590,000	$135,299,114
0.75% 2/15/45	119,075,800	168,914,512
0.875% 2/15/47	68,070,700	98,223,951
1% 2/15/46	26,406,300	39,375,140
1% 2/15/49	59,090,000	85,746,846
1.375% 2/15/44	1,683,000	2,695,707
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	83,582,100	96,939,822
0.125% 10/15/24	329,860,000	354,543,057
0.125% 4/15/25	100,000,000	107,025,246
0.125% 10/15/25	75,000,000	80,765,891
0.125% 7/15/26	81,940,100	96,407,888
0.125% 1/15/30	50,000,000	55,741,520
0.125% 7/15/30	115,000,000	129,353,333
0.25% 7/15/29	121,806,000	138,238,363
0.375% 7/15/25	262,258,800	312,048,009
0.375% 1/15/27	148,690,000	176,206,856
0.625% 1/15/26	208,648,000	251,492,013
0.75% 7/15/28	30,616,900	36,464,679
0.875% 1/15/29	217,454,000	260,115,904

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,625,597,851

U.S. Treasury Obligations - 23.2%
U.S. Treasury Bonds:
1.375% 8/15/50	475,655,000	451,946,571
1.625% 11/15/50 (d)	1,118,952,000	1,130,666,029
2.875% 5/15/49	264,876,000	346,720,380
3% 2/15/47	647,997,000	857,937,906
U.S. Treasury Notes:
0.125% 8/15/23	460,579,000	459,949,301
0.25% 11/15/23	714,130,000	715,496,888
0.25% 7/31/25	780,659,000	777,487,573
0.25% 9/30/25	206,099,000	205,084,605
0.375% 11/30/25	780,340,000	780,766,752
0.5% 10/31/27	1,032,842,000	1,024,772,922
0.625% 11/30/27	746,891,000	747,124,403
0.875% 11/15/30 (d)	325,647,000	326,410,235
2.125% 7/31/24	24,323,300	25,988,876
2.125% 11/30/24	379,473,000	407,281,256
2.25% 4/30/24	30,464,300	32,561,101
2.25% 12/31/24	175,486,000	189,463,186
2.75% 6/30/25	207,274,300	230,042,086

TOTAL U.S. TREASURY OBLIGATIONS		8,709,700,070

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,050,089,024)		11,335,297,921

U.S. Government Agency - Mortgage Securities - 28.5%
Fannie Mae - 7.9%
12 month U.S. LIBOR + 1.360% 1.981% 10/1/35 (b)(c)	29,163	30,264
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (b)(c)	76,499	79,759
12 month U.S. LIBOR + 1.460% 2.991% 1/1/35 (b)(c)	118,367	122,991
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (b)(c)	40,554	42,250
12 month U.S. LIBOR + 1.530% 3.535% 3/1/36 (b)(c)	3,235	3,377
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	46,877	49,126
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (b)(c)	53,601	56,100
12 month U.S. LIBOR + 1.620% 2.698% 5/1/36 (b)(c)	184,748	194,109
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (b)(c)	68,463	71,619
12 month U.S. LIBOR + 1.630% 2.828% 3/1/33 (b)(c)	81,004	84,203
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (b)(c)	113,947	120,468
12 month U.S. LIBOR + 1.660% 2.346% 5/1/35 (b)(c)	168,100	175,601
12 month U.S. LIBOR + 1.670% 2.967% 7/1/43 (b)(c)	120,008	124,906
12 month U.S. LIBOR + 1.680% 3.055% 11/1/36 (b)(c)	143,219	150,062
12 month U.S. LIBOR + 1.680% 3.435% 4/1/36 (b)(c)	7,087	7,449
12 month U.S. LIBOR + 1.700% 3.005% 6/1/42 (b)(c)	514,825	537,616
12 month U.S. LIBOR + 1.710% 2.672% 8/1/35(b)(c)	12,034	12,580
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (b)(c)	84,103	88,436
12 month U.S. LIBOR + 1.740% 3.488% 3/1/40 (b)(c)	187,286	196,075
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (b)(c)	147,681	153,703
12 month U.S. LIBOR + 1.750% 3.382% 7/1/35 (b)(c)	70,702	74,025
12 month U.S. LIBOR + 1.800% 2.698% 12/1/40 (b)(c)	4,411,598	4,617,078
12 month U.S. LIBOR + 1.800% 2.706% 7/1/41 (b)(c)	468,750	487,563
12 month U.S. LIBOR + 1.800% 3.818% 1/1/42 (b)(c)	243,545	253,888
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	248,582	259,272
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (b)(c)	429,022	449,775
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (b)(c)	108,344	113,419
12 month U.S. LIBOR + 1.810% 3.826% 2/1/42 (b)(c)	311,974	326,465
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (b)(c)	29,655	31,177
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (b)(c)	208,603	216,805
12 month U.S. LIBOR + 1.940% 3.145% 9/1/36 (b)(c)	65,281	67,854
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (b)(c)	58,420	61,718
6 month U.S. LIBOR + 1.470% 2.005% 10/1/33 (b)(c)	17,590	18,190
6 month U.S. LIBOR + 1.500% 2.417% 1/1/35 (b)(c)	172,339	178,552
6 month U.S. LIBOR + 1.510% 2.06% 2/1/33 (b)(c)	11,010	11,381
6 month U.S. LIBOR + 1.530% 2.41% 12/1/34 (b)(c)	49,727	51,597
6 month U.S. LIBOR + 1.530% 2.41% 3/1/35 (b)(c)	49,800	51,699
6 month U.S. LIBOR + 1.550% 1.874% 10/1/33 (b)(c)	19,914	20,628
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (b)(c)	32,192	33,449
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (b)(c)	2,767	2,884
6 month U.S. LIBOR + 1.960% 2.725% 9/1/35 (b)(c)	36,545	38,360
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	39,575	41,566
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.25% 12/1/33 (b)(c)	440,882	459,866
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.631% 6/1/36 (b)(c)	156,912	162,975
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	101,183	105,013
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.339% 5/1/35 (b)(c)	27,119	28,348
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.297% 7/1/34 (b)(c)	237,159	247,955
2.5% 12/1/26 to 10/1/50 (e)(f)	275,978,720	291,523,639
3% 7/1/27 to 9/1/50 (e)(g)(h)	1,247,263,587	1,322,711,467
3.4% 7/1/42 to 9/1/42	79,365	86,099
3.5% 7/1/32 to 5/1/50 (e)(f)(g)	681,708,675	734,254,108
3.65% 5/1/42 to 8/1/42	27,558	30,361
3.9% 4/1/42	6,190	6,917
4% 5/1/29 to 7/1/48	277,773,877	304,905,801
4.25% 11/1/41	19,279	21,716
4.5% to 4.5% 4/1/21 to 9/1/49	226,057,927	250,413,351
5% 5/1/21 to 2/1/49	24,223,940	27,609,938
5.243% 8/1/41 (b)	2,484,419	2,811,415
5.5% 9/1/21 to 9/1/24	58,251	59,823
6% to 6% 2/1/21 to 1/1/42	11,240,159	13,380,918
6.5% 2/1/22 to 5/1/38	7,928,303	9,193,483
6.572% 2/1/39 (b)	1,770,248	1,953,213
7% to 7% 9/1/21 to 7/1/37	1,516,398	1,744,380
7.5% to 7.5% 9/1/22 to 9/1/32	705,817	803,084
8% 8/1/29 to 3/1/37	27,594	33,477
8.5% 2/1/22 to 9/1/25	1,615	1,718
9% 10/1/30	13,203	15,616

TOTAL FANNIE MAE		2,972,272,720

Freddie Mac - 4.4%
12 month U.S. LIBOR + 1.320% 3.212% 1/1/36 (b)(c)	65,434	67,744
12 month U.S. LIBOR + 1.370% 2.835% 3/1/36 (b)(c)	279,654	290,523
12 month U.S. LIBOR + 1.500% 3.076% 3/1/36 (b)(c)	178,034	185,829
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (b)(c)	41,939	43,730
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (b)(c)	829,399	862,576
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (b)(c)	459,087	477,270
12 month U.S. LIBOR + 1.750% 3.088% 12/1/40 (b)(c)	2,097,255	2,185,613
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (b)(c)	17,685	18,561
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36(b)(c)	76,846	81,329
12 month U.S. LIBOR + 1.870% 2.796% 10/1/42 (b)(c)	290,083	303,437
12 month U.S. LIBOR + 1.880% 2.463% 9/1/41 (b)(c)	358,756	370,326
12 month U.S. LIBOR + 1.880% 3.722% 4/1/41 (b)(c)	164,290	172,591
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	186,691	194,574
12 month U.S. LIBOR + 1.910% 2.925% 6/1/41 (b)(c)	675,722	709,225
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (b)(c)	518,259	544,121
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (b)(c)	627,847	659,447
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (b)(c)	43,168	45,189
12 month U.S. LIBOR + 1.960% 2.851% 6/1/33 (b)(c)	23,483	24,703
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (b)(c)	118,603	124,676
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (b)(c)	116,274	121,791
12 month U.S. LIBOR + 2.040% 3.236% 3/1/33 (b)(c)	4,407	4,592
12 month U.S. LIBOR + 2.160% 4.285% 11/1/35 (b)(c)	30,043	31,369
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (b)(c)	157,892	164,888
6 month U.S. LIBOR + 1.120% 2% 8/1/37 (b)(c)	71,930	73,532
6 month U.S. LIBOR + 1.580% 2.705% 12/1/35 (b)(c)	9,270	9,637
6 month U.S. LIBOR + 1.650% 1.945% 4/1/35 (b)(c)	110,156	114,471
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (b)(c)	117,110	122,213
6 month U.S. LIBOR + 1.830% 2.58% 5/1/37 (b)(c)	30,371	31,819
6 month U.S. LIBOR + 1.840% 2.596% 10/1/36 (b)(c)	317,723	332,309
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (b)(c)	36,672	38,503
6 month U.S. LIBOR + 1.860% 2.642% 10/1/35 (b)(c)	160,371	167,718
6 month U.S. LIBOR + 2.020% 3.012% 6/1/37 (b)(c)	83,582	87,330
6 month U.S. LIBOR + 2.690% 2.993% 10/1/35 (b)(c)	48,158	50,288
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.106% 6/1/33 (b)(c)	204,637	214,115
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	3,973	4,164
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.043% 6/1/33 (b)(c)	370,449	386,839
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.174% 3/1/35 (b)(c)	746,044	777,516
2.5% 11/1/27 to 7/1/50	210,151,247	220,563,906
3% 6/1/31 to 6/1/50	335,321,010	356,913,554
3.5% 1/1/32 to 3/1/50	472,742,255	510,832,598
3.5% 8/1/47	12,371,939	13,297,730
4% 6/1/33 to 6/1/48	348,250,955	380,864,369
4% 4/1/48	178,241	191,034
4.5% 6/1/25 to 12/1/48	112,738,311	124,902,765
5% 2/1/21 to 7/1/41	25,743,588	29,606,781
5.5% 6/1/22	83,987	85,898
6% 12/1/21 to 6/1/39	2,561,306	2,983,607
6.5% 5/1/21 to 9/1/39	3,784,453	4,446,591
7% 6/1/21 to 9/1/36	1,382,993	1,611,067
7.5% 1/1/27 to 7/1/34	129,827	150,781
8% 7/1/24 to 4/1/32	34,402	39,481
8.5% 12/1/22 to 1/1/28	33,468	37,578

TOTAL FREDDIE MAC		1,656,622,298

Ginnie Mae - 7.3%
3.5% 10/20/40 to 4/20/50	316,296,230	344,373,445
4% 7/20/33 to 5/20/49	517,275,980	561,331,471
4.5% 6/20/33 to 11/20/47	132,839,481	147,395,894
5.5% 6/15/33 to 9/15/39	2,244,883	2,637,048
6% to 6% 10/15/30 to 5/15/40	4,480,484	5,261,271
7% to 7% 10/15/22 to 3/15/33	2,154,470	2,482,200
7.5% to 7.5% 2/15/22 to 9/15/31	484,521	537,919
8% 11/15/21 to 11/15/29	119,597	130,212
8.5% to 8.5% 10/15/21 to 1/15/31	34,506	39,779
9% 1/15/23	200	211
9.5% 3/15/23	8	8
2% 12/1/50 (i)	66,700,000	69,771,008
2.5% 12/1/50 (i)	24,950,000	26,279,860
2.5% 12/1/50 (i)	25,000,000	26,332,525
2.5% 12/1/50 (i)	82,200,000	86,581,342
2.5% 12/1/50 (i)	66,050,000	69,570,531
2.5% 12/1/50 (i)	87,700,000	92,374,498
2.5% 12/1/50 (i)	72,000,000	75,837,672
2.5% 12/1/50 (i)	62,150,000	65,462,657
2.5% 1/1/51 (i)	89,200,000	93,748,870
2.5% 1/1/51 (i)	91,050,000	95,693,213
2.5% 1/1/51 (i)	87,100,000	91,541,778
3% 4/15/42 to 9/20/50	236,820,452	249,897,095
3% 12/1/50 (i)	37,000,000	38,615,653
3% 12/1/50 (i)	43,750,000	45,660,401
3% 12/1/50 (i)	43,850,000	45,764,767
3% 12/1/50 (i)	49,150,000	51,296,199
3% 12/1/50 (i)	35,950,000	37,519,803
3% 1/1/51 (i)	21,950,000	22,917,049
3% 1/1/51 (i)	39,800,000	41,553,465
3.5% 12/1/50 (i)	43,050,000	45,468,855
3.5% 12/1/50 (i)	6,950,000	7,340,500
3.5% 12/1/50 (i)	3,900,000	4,119,130
3.5% 12/1/50 (i)	16,550,000	17,479,897
3.5% 12/1/50 (i)	22,050,000	23,288,926
3.5% 12/1/50 (i)	13,900,000	14,681,001
3.5% 12/1/50 (i)	8,950,000	9,452,875
3.5% 12/1/50 (i)	50,850,000	53,707,114
3.5% 12/1/50 (i)	4,000,000	4,224,748
3.5% 12/1/50 (i)	15,200,000	16,054,044
3.5% 12/1/50 (i)	21,250,000	22,443,976
3.5% 1/1/51 (i)	24,900,000	26,289,333
3.5% 1/1/51 (i)	29,000,000	30,618,099
3.5% 1/1/51 (i)	43,050,000	45,452,039
5% 12/15/32 to 4/20/48	28,600,071	32,603,504
6.5% 3/20/31 to 6/15/37	527,754	620,302

TOTAL GINNIE MAE		2,744,452,187

Uniform Mortgage Backed Securities - 8.9%
1.5% 12/1/35 (i)	6,850,000	7,023,802
1.5% 12/1/35 (i)	4,800,000	4,921,788
1.5% 12/1/35 (i)	30,000,000	30,761,178
1.5% 12/1/35 (i)	27,200,000	27,890,135
1.5% 12/1/35 (i)	29,550,000	30,299,760
1.5% 12/1/35 (i)	16,100,000	16,508,499
1.5% 12/1/35 (i)	13,450,000	13,791,261
1.5% 12/1/35 (i)	6,850,000	7,023,802
1.5% 12/1/35 (i)	4,800,000	4,921,788
1.5% 12/1/35 (i)	30,000,000	30,761,178
1.5% 1/1/36 (i)	30,950,000	31,701,429
1.5% 1/1/36 (i)	10,700,000	10,959,783
1.5% 1/1/36 (i)	29,550,000	30,267,439
2% 12/1/35 (i)	37,550,000	39,090,583
2% 12/1/35 (i)	40,600,000	42,265,717
2% 12/1/35 (i)	39,800,000	41,432,895
2% 12/1/35 (i)	42,300,000	44,035,463
2% 1/1/36 (i)	42,850,000	44,552,790
2% 1/1/36 (i)	79,850,000	83,023,111
2% 12/1/50 (i)	21,900,000	22,749,142
2% 12/1/50 (i)	41,800,000	43,420,736
2% 12/1/50 (i)	62,400,000	64,819,473
2% 12/1/50 (i)	62,400,000	64,819,473
2% 12/1/50 (i)	125,450,000	130,314,148
2% 12/1/50 (i)	99,400,000	103,254,096
2% 12/1/50 (i)	109,200,000	113,434,077
2% 12/1/50 (i)	61,750,000	64,144,270
2% 12/1/50 (i)	14,650,000	15,218,033
2% 12/1/50 (i)	950,000	986,835
2% 12/1/50 (i)	21,900,000	22,749,142
2% 12/1/50 (i)	21,900,000	22,749,142
2% 1/1/51 (i)	21,900,000	22,699,525
2.5% 12/1/35 (i)	41,650,000	43,296,445
2.5% 12/1/35 (i)	42,900,000	44,595,858
2.5% 12/1/35 (i)	31,000,000	32,225,446
2.5% 12/1/35 (i)	21,450,000	22,297,929
2.5% 12/1/35 (i)	48,600,000	50,521,182
2.5% 12/1/50 (i)	80,650,000	84,499,747
2.5% 12/1/50 (i)	76,500,000	80,151,651
3% 12/1/50 (i)	54,100,000	56,517,642
3% 12/1/50 (i)	24,900,000	26,012,741
3% 12/1/50 (i)	32,100,000	33,534,498
3% 12/1/50 (i)	22,200,000	23,192,082
3% 12/1/50 (i)	27,200,000	28,415,524
3% 12/1/50 (i)	101,300,000	105,826,935
3% 12/1/50 (i)	104,100,000	108,752,062
3% 12/1/50 (i)	105,700,000	110,423,564
3% 12/1/50 (i)	105,700,000	110,423,564
3% 12/1/50 (i)	50,000,000	52,234,420
3% 12/1/50 (i)	60,000,000	62,681,304
3% 1/1/51 (i)	63,450,000	66,325,135
3% 1/1/51 (i)	62,000,000	64,809,431
3% 1/1/51 (i)	104,100,000	108,817,125
3.5% 12/1/50 (i)	50,000,000	52,738,295
3.5% 12/1/50 (i)	7,550,000	7,963,483
3.5% 12/1/50 (i)	108,850,000	114,811,268
3.5% 12/1/50 (i)	12,850,000	13,553,742
3.5% 12/1/50 (i)	38,600,000	40,713,964
3.5% 12/1/50 (i)	44,450,000	46,884,344
3.5% 12/1/50 (i)	39,650,000	41,821,468
3.5% 12/1/50 (i)	8,350,000	8,807,295
4% 12/1/50 (i)	58,400,000	62,312,333
4% 12/1/50 (i)	67,350,000	71,861,911
4% 12/1/50 (i)	50,200,000	53,562,998
4% 12/1/50 (i)	86,900,000	92,721,605
4% 12/1/50 (i)	58,400,000	62,312,333
4% 12/1/50 (i)	30,650,000	32,703,305
4% 12/1/50 (i)	86,900,000	92,721,605

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,343,634,727

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,518,074,397)		10,716,981,932

Asset-Backed Securities - 5.8%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$13,379,565	$12,666,216
Series 2019-1 Class A, 3.844% 5/15/39 (a)	20,743,835	19,489,802
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	34,986,486	33,048,987
Class B, 4.458% 10/16/39 (a)	6,468,865	4,709,634
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5358% 7/22/32 (a)(b)(c)	46,037,000	45,994,001
AIMCO CLO Ltd. Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(c)	24,419,000	24,420,148
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5484% 1/20/33 (a)(b)(c)	17,673,000	17,662,909
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	16,865,511	15,744,949
Class B, 4.335% 1/16/40 (a)	2,733,802	1,987,451
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5569% 10/15/32 (a)(b)(c)	31,563,000	31,537,213
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 0% 1/15/33 (a)(b)(c)(i)	32,220,000	32,220,000
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 4/15/31 (a)(b)(c)	31,128,000	31,185,649
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 1/15/29 (a)(b)(c)	37,970,000	37,818,576
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/33 (a)(b)(c)	12,146,000	12,117,348
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5101% 10/25/35 (b)(c)	50,745	50,602
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6301% 10/15/32 (a)(b)(c)	40,140,000	40,089,664
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2743% 2/25/35 (b)(c)	498,583	487,649
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5478% 1/17/33 (a)(b)(c)	17,286,000	17,276,078
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	38,791,896	36,873,008
Class AA, 2.487% 12/16/41 (a)(b)	6,694,792	6,435,199
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.15% 5/25/29 (b)(c)	10,329,586	10,339,810
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2269% 4/15/29 (a)(b)(c)	36,617,000	36,311,980
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	2,073,826	2,078,663
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	8,968,590	9,064,698
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(b)	3,199,907	3,227,427
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	30,029,818	28,098,606
Class B, 5.095% 4/15/39 (a)	13,961,999	10,390,295
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	30,792,504	29,098,929
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5584% 10/20/32 (a)(b)(c)	25,157,000	25,145,554
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(b)(c)	17,483,000	17,474,259
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(c)	19,900,000	19,874,986
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3084% 10/20/28 (a)(b)(c)	7,430,000	7,397,523
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(c)	31,883,000	32,002,561
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5001% 10/25/37 (a)(b)(c)	312,519	313,757
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	10,756,503	10,823,470
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	36,908	37,065
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	53,834	54,108
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	20,746,129	20,986,996
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	3,290,076	3,301,966
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	18,217,843	18,702,801
Class A2II, 4.03% 11/20/47 (a)	30,849,645	32,790,705
Series 2019-1A Class A23, 4.352% 5/20/49 (a)	2,799,563	3,028,091
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5469% 7/15/32 (a)(b)(c)	26,710,000	26,686,468
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 7/15/30 (a)(b)(c)	15,258,000	15,200,432
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5484% 10/20/32 (a)(b)(c)	30,272,000	30,277,025
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/18/32 (a)(b)(c)(i)	14,100,000	14,100,000
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(c)	29,359,000	29,322,037
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.5169% 4/15/29 (a)(b)(c)	40,634,000	40,596,982
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 1.4001% 1/16/32 (b)(c)	346,000	345,566
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(c)	28,603,000	28,575,055
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3978% 4/17/33 (a)(b)(c)	23,800,000	23,652,868
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 1.65% 10/15/30 (a)	33,100,000	33,202,974
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(c)	35,000,000	34,955,970
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	7,004,674	7,021,441
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.541% 11/16/32 (a)(b)(c)	35,131,000	35,103,879
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	33,900,000	33,899,797
GMF Floorplan Owner Revolving Trust Series 2018-2 Class A2, 3.13% 3/15/23 (a)	17,993,000	18,134,270
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.7778% 4/10/31 (a)(b)(c)	45,742	45,739
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	14,181,733	13,523,158
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	14,992,773	14,282,501
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	29,320,000	30,020,162
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.21% 1/15/33 (a)(b)(c)(i)	16,500,000	16,500,000
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1358% 1/22/28 (a)(b)(c)	25,542,000	25,478,298
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4384% 1/20/29 (a)(b)(c)	14,189,000	14,175,464
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5369% 7/15/32 (a)(b)(c)	37,849,000	37,825,079
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(c)	35,670,000	35,731,317
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 10/15/32 (a)(b)(c)	16,640,000	16,630,449
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.4984% 4/20/30 (a)(b)(c)	30,670,000	30,641,140
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 1/15/33 (a)(b)(c)	49,847,000	49,818,388
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	10,370,489	10,456,039
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/30 (a)(b)(c)	36,977,000	36,680,592
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1% 8/10/23 (a)(b)(c)	50,000,000	50,000,650
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	219,456	219,790
Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	30,068,384	30,029,295
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6601% 9/25/35 (b)(c)	169,287	169,068
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5178% 7/17/32 (a)(b)(c)	34,875,000	34,837,893
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.0148% 7/25/25 (b)(c)	9,482	9,484
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3943% 1/25/36 (b)(c)	1,132,882	1,132,197
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	27,804,888	26,266,999
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	26,886,565	25,520,470
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	3,680,126	3,694,302
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	23,587,043	23,915,233
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	949,012	952,213
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	31,028,922	28,790,415
Class B, 4.335% 3/15/40 (a)	2,922,293	1,995,284
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	34,963,000	37,130,356
1.884% 7/15/50 (a)	12,544,000	12,914,960
2.328% 7/15/52 (a)	9,591,000	9,688,141
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.7204% 12/15/27 (a)(b)(c)	22,743,041	22,738,690
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.1984% 5/1/28 (a)(b)(c)	42,016,126	42,162,048
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 0.000% 1.32% 1/15/34 (a)(b)(c)	19,900,000	19,900,000
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2184% 1/20/29 (a)(b)(c)	24,293,000	24,128,682
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (b)(c)	103,261	94,894
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	34,759,675	33,202,877
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	44,186,033	41,950,291
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	118,016	125,995
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	545,127	573,764
Series 2019-1 Class A1, 3.7236% 3/25/58 (a)(b)	228,082	244,714
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	6,170,008	6,322,597
Series 2020-4 Class A1, 1.75% 10/25/60 (a)	20,015,461	20,442,787
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7935% 4/6/42 (a)(b)(c)	2,720,000	1,876,800
Treman Park CLO, Ltd. Series 2018-1A Class ARR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/28 (a)(b)(c)	17,528,000	17,496,923
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	734,980	736,476
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5869% 4/15/32 (a)(b)(c)	34,251,000	34,218,222
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	36,066,000	36,189,165
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/30 (a)(b)(c)	25,983,000	25,911,833
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4884% 7/20/32 (a)(b)(c)	35,926,000	35,908,360
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(c)	45,000,000	44,943,480
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (a)(b)(c)	33,600,000	33,642,638
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	4,978,080	5,025,215
TOTAL ASSET-BACKED SECURITIES
(Cost $2,199,215,879)		2,180,345,624

Collateralized Mortgage Obligations - 1.8%
Private Sponsor - 0.3%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.2881% 6/27/36 (a)(b)(c)	12,658	12,640
BCAP LLC Trust sequential payer Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	7,319	7,301
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	203,148	202,631
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4143% 5/27/37 (a)(b)(c)	183,020	173,009
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)(j)	309,188	31
Class AA1, 1 month U.S. LIBOR + 0.280% 0.4143% 5/27/37 (a)(b)(c)	588,108	543,406
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	17,509,426	18,036,901
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5965% 2/20/49 (b)(c)	9,349,148	9,445,532
Gosforth Funding PLC floater Series 2017-1A Class A1A, 3 month U.S. LIBOR + 0.470% 0.6974% 12/19/59 (a)(b)(c)	2,508,600	2,510,002
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	1,147,000	1,172,570
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	11,062,098	11,090,668
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	15,020,410	15,653,301
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	23,288,743	24,658,990
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	6,783,519	6,871,615
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	10,399,252	10,398,254
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(c)	8,111	7,808
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(b)(c)	18,043,200	18,081,344
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7901% 9/25/43 (b)(c)	171,787	166,980
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.8781% 9/25/33 (b)	22,557	22,171

TOTAL PRIVATE SPONSOR		119,055,154

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9501% 2/25/32 (b)(c)	28,910	29,387
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1435% 3/18/32 (b)(c)	51,814	52,964
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1501% 4/25/32 (b)(c)	57,327	58,701
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1501% 10/25/32 (b)(c)	76,284	78,050
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9001% 1/25/32 (b)(c)	28,663	29,086
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9499% 12/25/33 (b)(k)(l)	1,000,497	277,169
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5299% 11/25/36 (b)(k)(l)	718,406	159,555
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	10,208	10,713
Series 1993-207 Class H, 6.5% 11/25/23	240,065	256,354
Series 1996-28 Class PK, 6.5% 7/25/25	85,327	91,461
Series 1999-17 Class PG, 6% 4/25/29	417,528	464,727
Series 1999-32 Class PL, 6% 7/25/29	420,410	469,302
Series 1999-33 Class PK, 6% 7/25/29	312,695	349,550
Series 2001-52 Class YZ, 6.5% 10/25/31	42,041	49,528
Series 2003-28 Class KG, 5.5% 4/25/23	123,514	129,059
Series 2005-102 Class CO 11/25/35 (m)	196,290	184,778
Series 2005-39 Class TE, 5% 5/25/35	43,079	48,367
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1597% 8/25/35 (b)(l)	55,098	75,904
Series 2005-81 Class PC, 5.5% 9/25/35	550,534	626,202
Series 2006-12 Class BO 10/25/35 (m)	895,445	840,540
Series 2006-15 Class OP 3/25/36 (m)	1,014,523	954,953
Series 2006-37 Class OW 5/25/36 (m)	95,957	89,680
Series 2006-45 Class OP 6/25/36 (m)	316,029	296,508
Series 2006-62 Class KP 4/25/36 (m)	527,294	497,478
Series 2012-149:
Class DA, 1.75% 1/25/43	4,278,006	4,413,578
Class GA, 1.75% 6/25/42	4,600,897	4,738,779
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	83,156	95,313
Series 1999-25 Class Z, 6% 6/25/29	312,526	355,821
Series 2001-20 Class Z, 6% 5/25/31	437,846	491,692
Series 2001-31 Class ZC, 6.5% 7/25/31	230,607	266,371
Series 2002-16 Class ZD, 6.5% 4/25/32	141,687	167,390
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3999% 11/25/32 (b)(k)(l)	504,525	74,779
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	960,184	60,074
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4899% 12/25/36 (b)(k)(l)	519,775	141,878
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2899% 5/25/37 (b)(k)(l)	285,041	64,911
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3752% 9/25/23 (b)(l)	12,057	14,173
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9499% 3/25/33 (b)(k)(l)	69,049	16,740
Series 2005-72 Class ZC, 5.5% 8/25/35	3,887,401	4,411,523
Series 2005-79 Class ZC, 5.9% 9/25/35	1,551,757	1,779,863
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.7192% 6/25/37 (b)(l)	255,216	546,275
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.6992% 7/25/37 (b)(l)	352,001	753,888
Class SB, 39.600% - 1 month U.S. LIBOR 38.6992% 7/25/37 (b)(l)	128,434	243,791
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1999% 3/25/38 (b)(k)(l)	1,827,305	391,445
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.2099% 6/25/21 (b)(k)(l)	17	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8999% 12/25/40 (b)(k)(l)	1,741,576	359,498
Class ZA, 4.5% 12/25/40	3,393,165	3,749,747
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	1,000,965	61,195
Series 2010-150 Class ZC, 4.75% 1/25/41	5,612,021	6,317,870
Series 2010-17 Class DI, 4.5% 6/25/21 (k)	8	0
Series 2010-95 Class ZC, 5% 9/25/40	11,901,474	13,472,536
Series 2011-39 Class ZA, 6% 11/25/32	1,214,226	1,414,183
Series 2011-4 Class PZ, 5% 2/25/41	2,042,239	2,380,537
Series 2011-67 Class AI, 4% 7/25/26 (k)	324,961	17,889
Series 2011-83 Class DI, 6% 9/25/26 (k)	177,799	6,042
Series 2012-100 Class WI, 3% 9/25/27 (k)	3,701,750	245,552
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5008% 12/25/30 (b)(k)(l)	1,102,747	71,254
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3999% 6/25/41 (b)(k)(l)	1,305,144	108,149
Series 2013-133 Class IB, 3% 4/25/32 (k)	2,303,592	78,591
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8999% 1/25/44 (b)(k)(l)	1,199,689	197,141
Series 2013-51 Class GI, 3% 10/25/32 (k)	3,304,186	239,992
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5699% 6/25/35 (b)(k)(l)	1,389,042	286,691
Series 2015-42 Class IL, 6% 6/25/45 (k)	5,438,436	1,057,691
Series 2015-70 Class JC, 3% 10/25/45	7,680,313	8,155,960
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	2,981,363	599,904
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	264,248	48,624
Series 343 Class 16, 5.5% 5/25/34 (k)	233,289	38,716
Series 348 Class 14, 6.5% 8/25/34 (b)(k)	174,271	39,605
Series 351:
Class 12, 5.5% 4/25/34 (b)(k)	111,638	20,623
Class 13, 6% 3/25/34 (k)	153,900	28,722
Series 359 Class 19, 6% 7/25/35 (b)(k)	93,511	19,181
Series 384 Class 6, 5% 7/25/37 (k)	1,127,108	194,866
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9409% 1/15/32 (b)(c)	24,581	24,985
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0409% 3/15/32 (b)(c)	31,679	32,312
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1409% 3/15/32 (b)(c)	34,369	35,160
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0409% 6/15/31 (b)(c)	59,136	60,250
Class FG, 1 month U.S. LIBOR + 0.900% 1.0409% 3/15/32 (b)(c)	18,654	19,027
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3909% 5/15/37 (b)(c)	1,337,329	1,341,110
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	475,739	531,949
Series 2101 Class PD, 6% 11/15/28	37,976	42,347
Series 2104 Class PG, 6% 12/15/28	8,859	9,925
Series 2121 Class MG, 6% 2/15/29	187,386	209,385
Series 2131 Class BG, 6% 3/15/29	1,288,955	1,445,114
Series 2137 Class PG, 6% 3/15/29	191,816	215,299
Series 2154 Class PT, 6% 5/15/29	368,122	413,191
Series 2162 Class PH, 6% 6/15/29	70,695	78,752
Series 2520 Class BE, 6% 11/15/32	490,241	565,986
Series 2693 Class MD, 5.5% 10/15/33	1,497,282	1,729,205
Series 2802 Class OB, 6% 5/15/34	574,781	647,366
Series 3002 Class NE, 5% 7/15/35	1,335,284	1,497,206
Series 3110 Class OP 9/15/35 (m)	533,914	520,445
Series 3119 Class PO 2/15/36 (m)	1,186,335	1,116,007
Series 3121 Class KO 3/15/36 (m)	199,496	190,098
Series 3123 Class LO 3/15/36 (m)	676,540	636,844
Series 3145 Class GO 4/15/36 (m)	667,988	631,833
Series 3189 Class PD, 6% 7/15/36	1,108,728	1,319,315
Series 3225 Class EO 10/15/36 (m)	351,098	329,605
Series 3258 Class PM, 5.5% 12/15/36	520,788	600,757
Series 3415 Class PC, 5% 12/15/37	459,783	517,711
Series 3786 Class HI, 4% 3/15/38 (k)	552,997	11,772
Series 3806 Class UP, 4.5% 2/15/41	3,317,992	3,670,895
Series 3832 Class PE, 5% 3/15/41	5,669,264	6,361,117
Series 4135 Class AB, 1.75% 6/15/42	3,461,660	3,565,762
Series 4765 Class PE, 3% 12/15/41	9,045,985	9,180,504
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	4,204	4,708
Series 2135 Class JE, 6% 3/15/29	103,398	116,221
Series 2274 Class ZM, 6.5% 1/15/31	131,314	150,928
Series 2281 Class ZB, 6% 3/15/30	241,754	268,601
Series 2303 Class ZV, 6% 4/15/31	119,286	134,442
Series 2357 Class ZB, 6.5% 9/15/31	908,989	1,070,176
Series 2502 Class ZC, 6% 9/15/32	241,085	277,744
Series 2519 Class ZD, 5.5% 11/15/32	335,310	380,204
Series 2546 Class MJ, 5.5% 3/15/23	77,591	81,180
Series 2601 Class TB, 5.5% 4/15/23	36,410	38,124
Series 2998 Class LY, 5.5% 7/15/25	168,771	181,558
Series 3871 Class KB, 5.5% 6/15/41	4,357,413	5,184,705
Series 4423 Class NJ, 3% 9/15/41	17,925,000	18,301,712
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4591% 2/15/36 (b)(k)(l)	344,166	72,031
Series 1658 Class GZ, 7% 1/15/24	10,923	11,854
Series 2013-4281 Class AI, 4% 12/15/28 (k)	2,848,091	140,492
Series 2017-4683 Class LM, 3% 5/15/47	7,342,228	7,800,467
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0591% 11/15/31 (b)(k)(l)	50,519	7,863
Series 2587 Class IM, 6.5% 3/15/33 (k)	8,583	1,752
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.8843% 8/15/24 (b)(l)	1,606	1,887
Class SD, 86.400% - 1 month U.S. LIBOR 84.6185% 8/15/24 (b)(l)	2,352	3,086
Series 2933 Class ZM, 5.75% 2/15/35	3,270,352	3,871,904
Series 2935 Class ZK, 5.5% 2/15/35	4,571,453	5,241,110
Series 2947 Class XZ, 6% 3/15/35	1,919,509	2,237,594
Series 2996 Class ZD, 5.5% 6/15/35	2,435,426	2,877,860
Series 3237 Class C, 5.5% 11/15/36	3,438,584	3,981,476
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5191% 11/15/36 (b)(k)(l)	1,459,694	370,915
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6091% 3/15/37 (b)(k)(l)	2,261,478	605,777
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6191% 4/15/37 (b)(k)(l)	3,217,948	865,126
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4391% 6/15/37 (b)(k)(l)	1,107,092	258,129
Series 3949 Class MK, 4.5% 10/15/34	937,694	1,036,023
Series 3955 Class YI, 3% 11/15/21 (k)	7,537	73
Series 4055 Class BI, 3.5% 5/15/31 (k)	2,105,044	79,244
Series 4149 Class IO, 3% 1/15/33 (k)	1,659,307	165,363
Series 4314 Class AI, 5% 3/15/34 (k)	665,868	46,118
Series 4427 Class LI, 3.5% 2/15/34 (k)	4,244,154	237,943
Series 4471 Class PA 4% 12/15/40	5,485,194	5,884,169
target amortization class Series 2156 Class TC, 6.25% 5/15/29	218,124	236,545
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0484% 2/15/24 (b)(c)	60,837	61,176
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	12,086	13,829
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	151,523	168,858
Series 2056 Class Z, 6% 5/15/28	355,725	397,560
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	9,981,384	11,001,587
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	11,353,095	12,383,140
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5491% 6/16/37 (b)(k)(l)	639,389	155,218
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7063% 3/20/60 (b)(c)(n)	8,292,239	8,317,281
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4761% 7/20/60 (b)(c)(n)	1,079,114	1,076,756
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.44% 9/20/60 (b)(c)(n)	1,297,881	1,294,229
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.44% 8/20/60 (b)(c)(n)	1,340,604	1,336,962
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.52% 12/20/60 (b)(c)(n)	2,713,154	2,710,942
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 12/20/60 (b)(c)(n)	3,384,507	3,391,146
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 2/20/61 (b)(c)(n)	5,747,634	5,755,607
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.63% 2/20/61 (b)(c)(n)	7,700,767	7,711,095
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 4/20/61 (b)(c)(n)	3,060,538	3,066,879
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (b)(c)(n)	4,878,125	4,888,225
Class FC, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (b)(c)(n)	3,517,732	3,524,995
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.67% 6/20/61 (b)(c)(n)	4,108,503	4,119,232
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.69% 9/20/61 (b)(c)(n)	759,773	762,309
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 10/20/61 (b)(c)(n)	4,726,995	4,747,182
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5465% 8/20/42 (b)(c)	374,926	377,446
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 11/20/61 (b)(c)(n)	4,522,475	4,551,711
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 1/20/62 (b)(c)(n)	2,930,941	2,949,161
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 1/20/62 (b)(c)(n)	4,141,653	4,161,961
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 3/20/62 (b)(c)(n)	2,669,253	2,680,826
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.79% 5/20/61 (b)(c)(n)	69,419	69,802
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.66% 10/20/62 (b)(c)(n)	638,900	640,389
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.67% 7/20/60 (b)(c)(n)	64,933	64,984
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.5% 3/20/63 (b)(c)(n)	867,435	866,445
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 1/20/64 (b)(c)(n)	3,939,653	3,953,823
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.74% 12/20/63 (b)(c)(n)	14,188,597	14,246,704
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.64% 6/20/64 (b)(c)(n)	3,599,519	3,606,837
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.44% 3/20/65 (b)(c)(n)	82,599	82,418
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.42% 5/20/63 (b)(c)(n)	116,738	116,488
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.34% 4/20/63 (b)(c)(n)	74,604	74,323
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.54% 12/20/62 (b)(c)(n)	15,075	15,071
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3965% 10/20/47 (b)(c)	712,006	711,985
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4965% 11/20/48 (b)(c)	1,680,618	1,687,938
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4465% 5/20/48 (b)(c)	7,751,781	7,762,257
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4465% 6/20/48 (b)(c)	955,969	957,576
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4465% 6/20/48 (b)(c)	36,765,437	36,860,917
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5465% 1/20/49 (b)(c)	9,898,553	9,967,989
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6465% 10/20/49 (b)(c)	4,424,683	4,468,367
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5465% 5/20/49 (b)(c)	8,572,736	8,632,800
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6465% 8/20/49 (b)(c)	6,150,023	6,213,126
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.707% 12/20/40 (b)(l)	5,600,386	6,720,486
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	534,278	35,839
Series 2016-69 Class WA, 3% 2/20/46	9,404,068	9,738,627
Series 2017-134 Class BA, 2.5% 11/20/46	5,254,818	5,514,142
Series 2017-153 Class GA, 3% 9/20/47	11,096,052	11,720,214
Series 2017-182 Class KA, 3% 10/20/47	9,835,465	10,367,482
Series 2018-13 Class Q, 3% 4/20/47	13,827,871	14,484,601
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	1,902,270	2,157,007
Series 2010-160 Class DY, 4% 12/20/40	11,061,115	12,171,652
Series 2010-170 Class B, 4% 12/20/40	2,467,443	2,715,643
Series 2013-H06 Class HA, 1.65% 1/20/63 (n)	983,396	985,784
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.64% 9/20/62 (b)(c)(n)	18,476	18,476
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.79% 11/20/65 (b)(c)(n)	204,215	204,250
Series 2017-139 Class BA, 3% 9/20/47	20,251,167	21,619,814
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3591% 5/16/34 (b)(k)(l)	379,370	79,715
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0591% 8/17/34 (b)(k)(l)	364,328	91,896
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.3547% 6/16/37 (b)(l)	20,145	38,624
Series 2010-116 Class QB, 4% 9/16/40	2,571,323	2,793,213
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8091% 2/16/40 (b)(k)(l)	2,383,185	443,067
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4863% 5/20/60 (b)(c)(n)	3,101,077	3,094,354
Series 2011-52 Class HI, 7% 4/16/41 (k)	93,955	18,908
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9535% 7/20/41 (b)(k)(l)	1,068,076	201,854
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5591% 6/16/42 (b)(k)(l)	1,356,543	314,540
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4713% 4/20/39 (b)(l)	353,851	373,001
Class ST, 8.800% - 1 month U.S. LIBOR 8.6047% 8/20/39 (b)(l)	1,169,845	1,209,886
Series 2013-149 Class MA, 2.5% 5/20/40	12,625,560	13,143,053
Series 2014-2 Class BA, 3% 1/20/44	17,195,119	18,487,690
Series 2014-21 Class HA, 3% 2/20/44	7,044,001	7,492,517
Series 2014-25 Class HC, 3% 2/20/44	11,193,580	12,123,362
Series 2014-5 Class A, 3% 1/20/44	10,208,016	10,919,227
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	1,360,302	1,370,643
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)	770,371	770,555
Series 2015-H21 Class JA, 2.5% 6/20/65 (n)	348,735	348,672
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.62% 5/20/66 (b)(c)(n)	1,885,643	1,873,219
Series 2017-186 Class HK, 3% 11/16/45	1,080,013	1,159,563
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.47% 8/20/66 (b)(c)(n)	20,036,833	19,841,626
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.0201% 5/20/65 (b)(n)	2,017,200	2,099,444

TOTAL U.S. GOVERNMENT AGENCY		553,483,595

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $655,212,387)		672,538,749

Commercial Mortgage Securities - 3.4%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (a)(b)(c)	30,560,000	30,560,559
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,600,000	38,874,365
Class ANM, 3.112% 11/5/32 (a)	22,568,000	22,517,328
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	5,065,000	4,495,906
Class CNM, 3.8425% 11/5/32 (a)(b)	2,095,000	1,770,897
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	11,569,000	13,281,121
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	29,725,470
Series 2019-BN24 Class A3, 2.96% 11/15/62	29,341,000	32,694,829
Bayview Commercial Asset Trust:
floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 0.5493% 11/25/35 (a)(b)(c)	20,977	19,844
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5393% 1/25/36 (a)(b)(c)	53,169	50,086
Class M1, 1 month U.S. LIBOR + 0.450% 0.5993% 1/25/36 (a)(b)(c)	17,151	16,230
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 0.4193% 12/25/36 (a)(b)(c)	129,101	118,568
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4193% 3/25/37 (a)(b)(c)	32,211	29,812
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4193% 7/25/37 (a)(b)(c)	94,958	87,980
Class A2, 1 month U.S. LIBOR + 0.320% 0.4693% 7/25/37 (a)(b)(c)	89,010	80,185
Class M1, 1 month U.S. LIBOR + 0.370% 0.5193% 7/25/37 (a)(b)(c)	30,378	22,811
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4401% 7/25/37 (a)(b)(c)	33,312	29,529
Class M1, 1 month U.S. LIBOR + 0.310% 0.4601% 7/25/37 (a)(b)(c)	17,672	14,345
Class M2, 1 month U.S. LIBOR + 0.340% 0.4901% 7/25/37 (a)(b)(c)	18,923	15,068
Class M3, 1 month U.S. LIBOR + 0.370% 0.5201% 7/25/37 (a)(b)(c)	30,340	26,002
Class M4, 1 month U.S. LIBOR + 0.500% 0.6501% 7/25/37 (a)(b)(c)	47,856	40,568
Class M5, 1 month U.S. LIBOR + 0.600% 0.7501% 7/25/37 (a)(b)(c)	19,996	15,736
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(j)(k)	4,371,636	0
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	4,728,019
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	7,772,701
Series 2019-B13 Class A4, 2.952% 8/15/57	39,803,000	44,244,680
Series 2019-B14 Class A5, 3.0486% 12/15/62	16,002,000	17,924,690
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	59,714,089
Series 2019-B14 Class XA, 0.914% 12/15/62 (b)(k)	149,465,309	7,578,295
Series 2020-B17 Class XA, 1.5419% 3/15/53 (b)(k)	135,248,691	12,583,903
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/22 (a)(b)(c)	17,564,000	17,597,479
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1409% 12/15/36 (a)(b)(c)	20,733,024	20,674,870
Class C, 1 month U.S. LIBOR + 1.120% 1.2609% 12/15/36 (a)(b)(c)	16,538,863	16,436,112
Class D, 1 month U.S. LIBOR + 1.250% 1.3909% 12/15/36 (a)(b)(c)	25,863,328	25,523,812
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0169% 11/15/32 (a)(b)(c)	8,895,000	8,832,207
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(b)(c)	39,513,834	39,466,366
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 11/15/32 (a)(b)(c)	26,475,000	26,517,373
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.7659% 9/15/37 (a)(b)(c)	10,416,806	7,888,353
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.0409% 11/15/35 (a)(b)(c)	5,893,174	5,878,403
Class C, 1 month U.S. LIBOR + 1.100% 1.2409% 11/15/35 (a)(b)(c)	2,494,100	2,486,352
Class F, 1 month U.S. LIBOR + 1.800% 1.9409% 11/15/35 (a)(b)(c)	11,123,700	11,019,217
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4409% 4/15/34 (a)(b)(c)	18,335,000	17,416,154
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 4/15/34 (a)(b)(c)	12,121,000	11,361,727
Class D, 1 month U.S. LIBOR + 1.900% 2.0409% 4/15/34 (a)(b)(c)	12,725,000	11,848,213
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2209% 10/15/36 (a)(b)(c)	16,971,546	16,939,647
Class C, 1 month U.S. LIBOR + 1.250% 1.3909% 10/15/36 (a)(b)(c)	21,335,468	21,282,034
Class D, 1 month U.S. LIBOR + 1.450% 1.5909% 10/15/36 (a)(b)(c)	30,220,896	30,088,356
Class E, 1 month U.S. LIBOR + 1.800% 1.9409% 10/15/36 (a)(b)(c)	42,463,040	42,224,746
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7409% 12/15/36 (a)(b)(c)	20,972,804	20,618,188
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(b)(c)	36,148,000	35,017,522
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (a)(b)(c)	16,796,000	16,680,284
Class B, 1 month U.S. LIBOR + 1.250% 1.3909% 11/15/36 (a)(b)(c)	9,400,000	9,264,585
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(c)	43,625,748	41,737,333
Class B, 1 month U.S. LIBOR + 1.500% 1.6409% 6/15/34 (a)(b)(c)	8,546,122	8,104,747
Class C, 1 month U.S. LIBOR + 1.750% 1.8909% 6/15/34 (a)(b)(c)	9,654,340	9,074,807
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0396% 9/10/58 (b)(k)	2,833,140	99,639
Series 2016-P6 Class XA, 0.9188% 12/10/49 (b)(k)	2,877,414	77,419
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	50,000	52,422
Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	7,419,703
Series 2014-CR20 Class XA, 1.1727% 11/10/47 (b)(k)	680,696	22,415
Series 2014-LC17 Class XA, 0.8755% 10/10/47 (b)(k)	2,306,563	51,216
Series 2014-UBS6 Class XA, 1.0361% 12/10/47 (b)(k)	1,713,036	47,738
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0209% 12/15/31 (a)(b)(c)	332,000	330,455
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1209% 5/15/36 (a)(b)(c)	3,742,000	3,743,166
Class B, 1 month U.S. LIBOR + 1.230% 1.3709% 5/15/36 (a)(b)(c)	17,263,000	17,242,215
Class C, 1 month U.S. LIBOR + 1.430% 1.5709% 5/15/36 (a)(b)(c)	18,961,000	18,924,991
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	10,200,000	10,521,474
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	19,432,000	19,281,884
Class B, 4.5349% 4/15/36 (a)	6,067,000	5,887,743
Class C, 4.9414% 4/15/36 (a)(b)	4,009,000	3,746,645
Class D, 4.9414% 4/15/36 (a)(b)	8,018,000	6,726,352
Freddie Mac:
sequential payer:
Series 2020-K118 Class A2, 1.493% 9/25/30	9,400,000	9,691,286
Series 2020-K120 Class A2, 1.5% 10/25/30	27,400,000	28,255,072
Series 2020-K119 Class A2, 1.566% 9/25/30	26,300,000	27,337,785
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 8/15/37 (a)(b)(c)	23,400,000	23,432,379
Class B, 1 month U.S. LIBOR + 1.350% 1.4909% 8/15/37 (a)(b)(c)	4,900,000	4,915,750
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 8/15/37 (a)(b)(c)	2,600,000	2,611,876
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.5909% 9/15/31 (a)(b)(c)	13,411,000	12,256,446
Series 2014-GC20 Class XA, 1.2041% 4/10/47 (b)(k)	654,571	15,619
Series 2015-GC34 Class XA, 1.397% 10/10/48 (b)(k)	1,369,913	66,117
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	2,674,000	2,867,778
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	9,378,402
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class A/S, 4.2707% 6/15/45	8,888,000	9,243,339
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	11,968,000	12,614,761
Class CFX, 4.9498% 7/5/33 (a)	4,047,000	4,178,887
Class DFX, 5.3503% 7/5/33 (a)	6,223,000	6,212,209
Class EFX, 5.5422% 7/5/33 (a)	8,515,000	8,289,316
Class XAFX, 1.2948% 7/5/33 (a)(b)(k)	1,280,000	33,348
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class B, 3.59% 5/15/31 (a)	14,072,000	14,094,946
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.2909% 8/15/37 (a)(b)(c)	10,019,000	10,031,560
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2041% 10/15/48 (b)(k)	1,679,715	66,051
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	8,904,000	8,883,314
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.9909% 8/15/33 (a)(b)(c)	361,287	350,618
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(b)(c)	34,300,000	34,977,466
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	49,092,000	50,719,547
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	13,419,488
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	7,093,000	6,865,069
Class C, 3.283% 11/10/36 (a)(b)	6,805,000	6,158,438
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 1.6909% 3/15/36 (a)(b)(c)	2,578,027	2,577,271
Class C, 1 month U.S. LIBOR + 2.100% 2.2409% 3/15/36 (a)(b)(c)	30,542,700	27,604,541
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1877% 12/15/50 (b)(k)	2,159,209	114,859
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9314% 4/10/46 (a)(b)(c)	195,932	195,806
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	22,010,000	22,794,848
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	1,800,000	1,859,074
Class X, 0.4294% 10/10/42 (a)(k)	57,900,000	2,195,226
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	21,734,748
Series 2015-C31 Class XA, 1.1332% 11/15/48 (b)(k)	1,439,333	58,662
Series 2017-C42 Class XA, 1.0298% 12/15/50 (b)(k)	2,562,128	131,424
Series 2018-C46 Class XA, 1.106% 8/15/51 (b)(k)	15,301,630	754,924
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	15,312,054
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8635% 6/15/46 (a)(b)(c)	184,236	184,167
Series 2014-C24 Class XA, 0.9787% 11/15/47 (b)(k)	1,042,216	25,542
Series 2014-LC14 Class XA, 1.3609% 3/15/47 (b)(k)	1,050,861	34,702
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,298,760,295)		1,299,732,695

Municipal Securities - 0.9%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	4,580,000	7,583,243
7.5% 4/1/34	18,570,000	30,554,335
Series 2010, 7.625% 3/1/40	9,470,000	16,433,102
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	12,265,000	14,665,383
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	16,911,818	17,238,047
5.1% 6/1/33	105,490,000	105,831,788
Series 2010-1, 6.63% 2/1/35	22,660,000	24,841,478
Series 2010-3:
6.725% 4/1/35	33,175,000	36,399,942
7.35% 7/1/35	15,500,000	17,381,235
Series 2010-5, 6.2% 7/1/21	159,000	162,070
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	52,995,827
TOTAL MUNICIPAL SECURITIES
(Cost $303,170,544)		324,086,450

Foreign Government and Government Agency Obligations - 0.8%
Brazilian Federative Republic:
4.25% 1/7/25	$26,790,000	$29,192,728
5.625% 1/7/41	27,107,000	31,867,667
Chilean Republic 2.45% 1/31/31	22,715,000	24,084,998
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	25,525,000	28,811,344
3.875% 4/16/50 (a)	21,930,000	27,193,200
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	17,470,000	18,780,250
3.25% 10/22/30 (a)	14,315,000	15,728,606
4.5% 4/22/60 (a)	9,380,000	11,936,050
State of Qatar:
3.4% 4/16/25 (a)	13,960,000	15,360,363
3.75% 4/16/30 (a)	39,960,000	46,803,150
4.4% 4/16/50 (a)	38,725,000	51,117,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $259,351,433)		300,875,356

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $30,843,915)	30,900,000	31,878,603

Bank Notes - 0.5%
Discover Bank:
3.2% 8/9/21	$39,891,000	$40,580,601
3.35% 2/6/23	15,572,000	16,467,067
4.682% 8/9/28 (b)	15,090,000	16,005,209
KeyBank NA 6.95% 2/1/28	3,200,000	4,171,198
RBS Citizens NA 2.55% 5/13/21	8,404,000	8,472,661
Regions Bank 6.45% 6/26/37	42,478,000	59,877,771
Synchrony Bank 3.65% 5/24/21	26,463,000	26,791,743
TOTAL BANK NOTES
(Cost $149,083,590)		172,366,250

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 4.65% (b)(o)	$6,962,000	$7,011,728
Barclays Bank PLC 7.625% 11/21/22	2,635,000	2,914,574
TOTAL PREFERRED SECURITIES
(Cost $9,816,052)		9,926,302
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.09% (p)	1,007,830,661	1,008,032,227
Fidelity Securities Lending Cash Central Fund 0.09% (p)(q)	618,196,678	618,258,498
TOTAL MONEY MARKET FUNDS
(Cost $1,626,284,511)		1,626,290,725

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	21,700,000	$564,204
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	8,400,000	85,151
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100,000	361,476

TOTAL PUT OPTIONS			1,010,831

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	21,700,000	347,904
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	8,400,000	336,428
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100,000	568,880

TOTAL CALL OPTIONS			1,253,212

TOTAL PURCHASED SWAPTIONS
(Cost $2,621,210)			2,264,043
TOTAL INVESTMENT IN SECURITIES - 113.7%
(Cost $40,838,762,660)			42,736,657,422
NET OTHER ASSETS (LIABILITIES) - (13.7)%			(5,151,292,546)
NET ASSETS - 100%			$37,585,364,876

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(24,950,000)	$(26,279,860)
2.5% 12/1/50	(25,000,000)	(26,332,525)
2.5% 12/1/50	(24,600,000)	(25,911,205)
2.5% 12/1/50	(28,700,000)	(30,229,739)
2.5% 12/1/50	(28,500,000)	(30,019,079)
2.5% 12/1/50	(89,200,000)	(93,954,449)
2.5% 12/1/50	(91,050,000)	(95,903,055)
2.5% 12/1/50	(87,100,000)	(91,742,517)
3% 12/1/50	(21,950,000)	(22,908,475)
3% 12/1/50	(39,800,000)	(41,537,919)
3.5% 12/1/50	(50,000,000)	(52,809,355)
3.5% 12/1/50	(24,900,000)	(26,299,059)
3.5% 12/1/50	(29,000,000)	(30,629,426)
3.5% 12/1/50	(43,050,000)	(45,468,855)
3.5% 12/1/50	(8,350,000)	(8,819,162)

TOTAL GINNIE MAE		(648,844,680)

Uniform Mortgage Backed Securities
1.5% 12/1/35	(30,950,000)	(31,735,282)
1.5% 12/1/35	(10,700,000)	(10,971,487)
1.5% 12/1/35	(6,850,000)	(7,023,802)
1.5% 12/1/35	(4,800,000)	(4,921,788)
1.5% 12/1/35	(30,000,000)	(30,761,178)
1.5% 12/1/35	(29,550,000)	(30,299,760)
2% 12/1/35	(42,850,000)	(44,608,028)
2% 12/1/35	(79,850,000)	(83,126,046)
2% 12/1/35	(37,550,000)	(39,090,583)
2% 12/1/50	(21,900,000)	(22,749,142)
2% 12/1/50	(41,800,000)	(43,420,736)
2% 12/1/50	(76,400,000)	(79,362,303)
2% 12/1/50	(23,400,000)	(24,307,302)
2% 12/1/50	(43,600,000)	(45,290,529)
2% 12/1/50	(42,200,000)	(43,836,246)
2% 12/1/50	(70,450,000)	(73,181,600)
2% 12/1/50	(29,900,000)	(31,059,331)
2% 12/1/50	(109,200,000)	(113,434,077)
2% 12/1/50	(61,750,000)	(64,144,270)
2% 12/1/50	(14,650,000)	(15,218,033)
2% 12/1/50	(950,000)	(986,835)
2% 12/1/50	(21,900,000)	(22,749,142)
2% 12/1/50	(21,900,000)	(22,749,142)
2% 12/1/50	(63,700,000)	(66,169,878)
2% 1/1/51	(21,900,000)	(22,699,525)
3% 12/1/50	(63,450,000)	(66,285,479)
3% 12/1/50	(62,000,000)	(64,770,681)
3% 12/1/50	(104,100,000)	(108,752,062)
3% 12/1/50	(150,000,000)	(156,703,258)
3% 12/1/50	(61,100,000)	(63,830,461)
3% 12/1/50	(25,100,000)	(26,221,679)
3.5% 12/1/50	(102,000,000)	(107,586,122)
3.5% 12/1/50	(7,550,000)	(7,963,483)
3.5% 12/1/50	(108,850,000)	(114,811,268)
3.5% 12/1/50	(12,850,000)	(13,553,742)
3.5% 12/1/50	(79,300,000)	(83,642,936)
3.5% 12/1/50	(7,550,000)	(7,963,483)
3.5% 12/1/50	(3,900,000)	(4,113,587)
3.5% 12/1/50	(15,050,000)	(15,874,227)
3.5% 12/1/50	(8,950,000)	(9,440,155)
3.5% 12/1/50	(4,000,000)	(4,219,064)
3.5% 12/1/50	(15,200,000)	(16,032,442)
3.5% 12/1/50	(21,250,000)	(22,413,775)
4% 12/1/50	(86,900,000)	(92,721,605)
4% 12/1/50	(58,400,000)	(62,312,333)
4% 12/1/50	(30,650,000)	(32,703,305)
4% 12/1/50	(86,900,000)	(92,721,605)
4% 12/1/50	(89,050,000)	(95,015,638)
4% 12/1/50	(86,900,000)	(92,721,605)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,336,270,040)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,979,853,662)		$(2,985,114,720)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	30,000,000	$(382,650)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	30,000,000	(1,121,165)
TOTAL WRITTEN SWAPTIONS			$(1,503,815)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,256	March 2021	$158,295,250	$182,947	$182,947
CBOT Long Term U.S. Treasury Bond Contracts (United States)	407	March 2021	71,186,844	366,422	366,422

TOTAL PURCHASED					549,369

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7,088	March 2021	979,362,250	(1,909,684)	(1,909,684)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,813	March 2021	621,255,445	(362,364)	(362,364)

TOTAL SOLD					(2,272,048)

TOTAL FUTURES CONTRACTS					$(1,722,679)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 4.3%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$22,200,000	$(141,911)	$(3,984)	$(145,895)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,000,000	(44,747)	(228,058)	(272,805)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,870,000	(95,055)	(192,931)	(287,986)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	43,250,000	(276,471)	(598,087)	(874,558)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,800,000	(94,608)	(185,954)	(280,562)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	24,040,000	(153,673)	9,202	(144,471)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	117,200,000	(749,189)	(1,603)	(750,792)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,900,000	(31,323)	989	(30,334)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	8,610,000	(55,039)	(105,329)	(160,368)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,200,000	(7,671)	(33,113)	(40,784)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,550,000	(22,693)	(83,363)	(106,056)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	15,500,000	(99,082)	(73,723)	(172,805)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	11,920,000	(76,197)	(98,957)	(175,154)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,300,000	(53,057)	(91,866)	(144,923)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	30,700,000	(196,247)	120,963	(75,284)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,370,000	(85,466)	(103,448)	(188,914)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	27,200,000	(21,934)	(34,732)	(56,666)

TOTAL CREDIT DEFAULT SWAPS						$(2,204,363)	$(1,703,994)	$(3,908,357)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$208,317,000	$(111,512)	$0	$(111,512)
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Mar. 2026	23,803,000	99,466	0	99,466
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2028	63,898,000	(576,927)	0	(576,927)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2031	18,972,000	(283,195)	0	(283,195)
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Mar. 2051	813,000	46,133	0	46,133

TOTAL INTEREST RATE SWAPS							$(826,035)	$0	$(826,035)

 (1) Swaps with (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,326,146,567 or 14.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security has been segregated as collateral for open options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,484,926.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $664,100.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,897,038.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,545,827.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Level 3 security

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$340,788
Fidelity Securities Lending Cash Central Fund	65,182
Total	$405,970

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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